DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
Deposits Summary
Deposits are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Deposit Type

Demand	$52,433	$43,910
NOW	76,370	65,677
Money market	153,827	155,010
Passbook savings	106,268	105,617
Total demand, transaction and passbook deposits	388,898	370,214
Certificates of deposit	171,417	181,074
	$560,315	$551,288

Deposit Maturities By Year
At December 31, 2012, scheduled maturities of certificates of deposit by year are as follows:

Maturity year
2013	2014	2015	2016	2017	Thereafter	Total
(in thousands)
$114,386	$32,593	$12,868	$7,964	$3,441	$165	$171,417